Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	$ 7	$ 7	$ 8	$ 7
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	2,321	2,103	2,305
Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	1,135	830
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	151	63
Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	1,196	1,280
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	114	36
Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	10	13
Pension Plans [Member] | Level 3 [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	7	7
Pension Plans [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	119	23
Pension Plans [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Domestic equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	275	232
Pension Plans [Member] | Domestic equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Domestic equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Domestic mid-small cap equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	173	159
Pension Plans [Member] | Domestic mid-small cap equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Domestic mid-small cap equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | International equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	285	250
Pension Plans [Member] | International equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | International equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Real estate equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	132	103
Pension Plans [Member] | Real estate equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Real estate equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment funds domestic equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment funds domestic equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	400	509
Pension Plans [Member] | Collective investment funds domestic equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment fund domestic mid-small cap equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment fund domestic mid-small cap equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	59	53
Pension Plans [Member] | Collective investment fund domestic mid-small cap equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment fund emerging markets equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment fund emerging markets equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	61	51
Pension Plans [Member] | Collective investment fund emerging markets equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment funds international equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment funds international equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	362	455
Pension Plans [Member] | Collective investment funds international equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Money market [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Money market [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	7	6
Pension Plans [Member] | Money market [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Long-term debt securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Long-term debt securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	129	127
Pension Plans [Member] | Long-term debt securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Emerging markets equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Emerging markets equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	71	50
Pension Plans [Member] | Emerging markets equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Other [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Other [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	(7)	(7)
Pension Plans [Member] | Other [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	3	6
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	105	120	131
Postretirement Welfare Plan [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	105	120
Postretirement Welfare Plan [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	105	120
Postretirement Welfare Plan [Member] | Domestic equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Domestic mid-small cap equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | International equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Real estate equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Collective investment funds domestic equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Collective investment fund domestic mid-small cap equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Collective investment fund emerging markets equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Collective investment funds international equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Money market [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Long-term debt securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Emerging markets equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Other [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value